GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	6/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAR7	5.60750%	477,500,000.00	477,500,000.00	0.00	2,305,694.97	2,305,694.97	477,500,000.00

B	36159LAS5	5.77750%	17,500,000.00	17,500,000.00	0.00	87,063.72	87,063.72	17,500,000.00

C	36159LAT3	5.96750%	5,000,000.00	5,000,000.00	0.00	25,693.40	25,693.40	5,000,000.00

TOTALS			500,000,000.00	500,000,000.00	0.00	2,418,452.09	2,418,452.09	500,000,000.00

Beginning of Month Balance	8,349,929,074.24
New Volume	2,981,913,053.21
Principal Collections	2,881,346,957.56
Defaulted Amount	1,787,368.51
End of Month Balance	8,448,707,801.38

Annualized Yield	11.40%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	2,881,346,957.56	0.00	2,881,346,957.56
Non Principal Collections	82,844,350.42	0.00	82,844,350.42
Total Collections	2,964,191,307.98	0.00	2,964,191,307.98

Defaults
Default Amount	1,787,368.51	0.00	1,787,368.51
Series Allocation Percentage			5.99%
Investor Default Amount			107,028.96

Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Allocation of Available Non Principal Collections
	Series Allocation Percentage			5.99%
	Available Non Principal Collections Allocated to Series				4,960,781.68

Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series				4,960,781.68
	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		62.50
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			833,333.33
		Unpaid Servicer Advances and interest thereon			0.00

	(iii)	Class A Monthly Interest			2,305,694.97
	(iv)	Class B Monthly Interest			87,063.72
	(v)	Class C Monthly Interest			25,693.40

	(vi)	Investor Default Amount (treated as Available Principal Collections)		107,028.96
		Required Deposit to Principal Account			0.00

	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

	(viii)	Amount Required to be Deposited to the Reserve Account			0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Non Principal Collections for Series 2005-1	4,300,553.36
Excess Non Principal Collections for Series 2005-2	2,588,085.94
Excess Non Principal Collections for Series 2006-1	5,204,878.38
Excess Non Principal Collections for Series 2006-2	1,708,933.76
Excess Non Principal Collections for Series 2006-3	3,470,070.31
Excess Non Principal Collections for Series 2006-4	4,339,487.20
Excess Non Principal Collections for Series 2007-1	3,445,098.09
Excess Non Principal Collections for Series 2007-2	978,742.53

Total Excess Non Principal Collections	26,035,849.57

Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	26,035,849.57

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	172,537,211.51
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	172,537,211.51

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,846,863,989.93
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	2,846,863,989.93

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	12,500,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Reserve Account Amount	12,500,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	56,653.64
Reserve Account Withdrawals	56,653.64
Ending Reserve Account Amount	12,500,000.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	2,418,452.09
Disbursements	2,418,452.09
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount
Note Trust Principal Balance	8,448,707,801.38
Aggregate Collateral Amount for all Series of Notes	8,250,000,000.00
Free Equity Amount	198,707,801.38

Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	8,250,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Summary of Allocation of Collections

Total Principal Collections	2,881,346,957.56

Principal Collections Allocated to Series 2005-1	431,343,028.78
Principal Collections Allocated to Series 2005-2	258,805,817.26
Principal Collections Allocated to Series 2006-1	517,611,634.53
Principal Collections Allocated to Series 2006-2	172,537,211.51
Principal Collections Allocated to Series 2006-3	345,074,423.02
Principal Collections Allocated to Series 2006-4	431,343,028.78
Principal Collections Allocated to Series 2007-1	345,074,423.02
Principal Collections Allocated to Series 2007-2	345,074,423.02
Principal Collections Not Allocated to Any Series and Released to Transferor	34,482,967.64

Total Non Principal Collections	82,844,350.42
Non Principal Collections Allocated to Series 2005-1	12,401,954.21
Non Principal Collections Allocated to Series 2005-2	7,441,172.52
Non Principal Collections Allocated to Series 2006-1	14,882,345.05
Non Principal Collections Allocated to Series 2006-2	4,960,781.68
Non Principal Collections Allocated to Series 2006-3	9,921,563.37
Non Principal Collections Allocated to Series 2006-4	12,401,954.21
Non Principal Collections Allocated to Series 2007-1	9,921,563.37
Non Principal Collections Allocated to Series 2007-2	9,921,563.37

Non Principal Collections Not Allocated to Any Series and Released to Transferor	991,452.64

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No
Average Monthly Payment Rates < 25%
Current Monthly Payment Rate	34.51%
Prior Monthly Payment Rate	33.70%
Second Prior Monthly Payment Rate	34.15%
3 Month Average Monthly Payment Rate	34.12%

(7) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.59%
Prior Month	2.32%
Second Prior Month	16.82%
Third Prior Month	13.30%
Fourth Prior Month	9.46%
Fifth Prior Month	5.64%

(9) Have any new series been issued during the related monthly collection period?		Yes
Series 2007-2 Asset Backed Securities

(10) Have any account additions or account removals occurred during the related monthly collection period?		Yes
Number of accounts added / (removed) 29

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	9/20/2007
Collection Period Ended:	8/31/2007
Closing Date:	06/30/2006
Next Payment Date:	10/22/2007
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31 - 60	3.5	0.04%
61 - 90	1.7	0.02%
91 - 120	1.4	0.02%
121 - 150	0.9	0.01%
151 - 180	1.2	0.01%
*Total	8.6	0.10%

*Figures may not foot due to rounding